Due From Financial Institutions At Amortized Cost_Details Of Due From Financial Institutions(Details) - KRW (₩) ₩ in Millions		Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 17,218,307	₩ 17,219,661
Due from financial institutions in Korean won
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	13,102,510	14,156,175
Bank of Korea
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 8,723,761	₩ 8,511,295
Bank of Korea | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Bank of Korea | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		1.78%	1.78%
Standard Chartered Bank Korea Limited and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 3,245,841	₩ 2,267,778
Standard Chartered Bank Korea Limited and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Standard Chartered Bank Korea Limited and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		2.75%	2.75%
Korea Securities Finance Corporation and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 1,132,908	₩ 3,377,102
Korea Securities Finance Corporation and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Korea Securities Finance Corporation and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		1.79%	1.79%
Due from financial institutions in foreign currencies
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 4,115,797	₩ 3,063,486
Wells Fargo Bank, N.A. and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 1,734,660	₩ 1,670,935
Wells Fargo Bank, N.A. and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Wells Fargo Bank, N.A. and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.76%	0.76%
Bank of Shanghai, Beijing Branch and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 1,001,600	₩ 775,917
Bank of Shanghai, Beijing Branch and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Bank of Shanghai, Beijing Branch and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		4.10%	4.10%
Societe Generale and others
Cash And Cash Equivalents Line Items [Line Items]
Due from financial institutions at amortized cost	[1]	₩ 1,379,537	₩ 616,634
Societe Generale and others | Bottom Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.00%	0.00%
Societe Generale and others | Top Of Range Member [Member]
Cash And Cash Equivalents Line Items [Line Items]
Interest rate(%)		0.02%	0.02%

[1]	Loans and other financial assets are net of allowance.